CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 276,722	$ 34,298	$ 625,057	$ 37,392	$ 84,625	$ 682,786
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			54.00%	100.00%	49.00%	45.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			71.00%		26.00%	95.00%
Revenue from Contract with Customer, Excluding Assessed Tax			$ 107,738		$ 2,927	$ 38,465
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax					$ 2,927